July 20, 2007

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	BlackRock Bond Fund of BlackRock Bond Fund, Inc. Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (Securities Act File No. 333-143567)

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Bond Fund of BlackRock Bond Fund, Inc. (the “Fund”) hereby certifies that:

(1)	the form of Combined Prospectus/Proxy Statement and Statement of Additional Information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-14; and

(2)	the text of Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on July 19, 2007.

Sincerely, BLACKROCK BOND FUND OF BLACKROCK BOND FUND, INC.

By:	/s/ Alice A. Pellegrino Alice A. Pellegrino Secretary